                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 13F HR

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2007

If amended report check here:    [_]
This Amendment (check only one): [_] is a restatement
                                 [_] adds new holding entries

                       Seneca Capital Investments, L.P.

--------------------------------------------------------------------------------
Name of Institutional Investment Manager

  590 Madison Avenue           New York             New York             10022
--------------------------------------------------------------------------------
Business Address (Street)       (City)               (State)             (Zip)

13F File Number: 28-12387

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

Michael Anastasio           Chief Financial Officer           212-888-2999
--------------------------------------------------------------------------------
       (Name)                     (Title)                   (Phone)

Signature, Place and Date of Signing:

/s/ Michael Anastasio
590 Madison Avenue
New York, New York 10022

        5/15/07
__________________________
Date

Report Type:

[_] 13F HOLDINGS REPORT.
[X] 13F NOTICE.
[_] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

List of Other Managers Reporting for this Manager:

13F File Number           Name:
______________            _____
28-03497                  Seneca Capital Advisors, LLC